Issued Capital (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Capital Issued

		December 31	December 31
(US dollars in thousands)	Note	2017	2016
Issued capital
Share capital issued and outstanding: 442,724,309 common shares (December 31, 2016: 441,456,217 common shares)	19.1	$3,472,029	$3,445,914

Summary of Common Shares Issued and Outstanding

A continuity schedule of the Company’s issued and outstanding common shares from January 1, 2016 to December 31, 2017 is presented below:

	Number of Shares	Weighted Average Price

At January 1, 2016	404,039,065
Shares issued	38,105,250	US$16.60
Shares cancelled [1]	(2,295,665)	US$6.98
Share purchase options exercised [2]	963,250	Cdn$29.44
Restricted share units released [2]	19,386	$0.00
Dividend reinvestment plan [3]	624,931	US$19.05
At December 31, 2016	441,456,217
Share purchase options exercised [2]	70,600	Cdn$24.83
Restricted share units released [2]	21,975	$0.00
Dividend reinvestment plan [3]	1,175,517	US$20.34

At December 31, 2017	442,724,309

1)	The weighted average price of shares cancelled represents the total weighted average price of the Company’s common shares immediately prior to the cancellation of the shares.
2)	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
3)	The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date, less a discount of 3%.

Schedule of Dividends Declared
Dividends Declared

	Years Ended December 31

	2017		2016

Dividends declared per share	$0.33		$0.21
Average number of shares eligible for dividend	441,962		431,486

Total dividends paid	$145,848		$90,612

Paid as follows:
Cash	$121,918	84%	$78,699	87%
DRIP [2]	23,930	16%	11,913	13%

Total dividends paid	$145,848	100%	$90,612	100%

Shares issued under the DRIP	1,176		625

1)	US dollars and shares in thousands, except per share amounts.
2)	The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares at a discount of 3% of the Average Market Price, as defined in the DRIP.
3)	As at December 31, 2017, cumulative dividends of $758 million have been declared and paid by the Company.